AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 93.6%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $118,875,232)	11,900,683	$116,864,704

Short-Term Investment — 3.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,902,454)	4,902,454	4,902,454

TOTAL INVESTMENTS—97.5% (cost $123,777,686)(wd)		121,767,158

Other assets in excess of liabilities(z) — 2.5%		3,120,768

Net Assets — 100.0%		$124,887,926

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,411	10 Year U.S. Ultra Treasury Notes	Jun. 2023	$170,929,429	$5,171,867
Short Positions:
141	2 Year U.S. Treasury Notes	Jun. 2023	29,109,891	(282,366)
449	5 Year U.S. Treasury Notes	Jun. 2023	49,169,007	(1,003,187)
341	10 Year U.S. Treasury Notes	Jun. 2023	39,188,361	(1,003,668)
140	20 Year U.S. Treasury Bonds	Jun. 2023	18,361,875	(760,029)
82	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	11,572,250	(465,849)
				(3,515,099)
				$1,656,768
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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